UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SeaStone Capital Management, L.P.
Address: 650 Madison Ave
         23rd Floor
         New York, New York  10022

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Chaves
Title:     Chief Financial Officer
Phone:     212-310-1210

Signature, Place, and Date of Signing:

 /s/  Anthony Chaves     New York, New York     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $622,614 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108    26511   572476 SH       SOLE                   572476        0        0
ANADARKO PETE CORP             COM              032511107    13078   175993 SH       SOLE                   175993        0        0
APPLE INC                      COM              037833100    37104    69721 SH       SOLE                    69721        0        0
B/E AEROSPACE INC              COM              073302101    15542   314609 SH       SOLE                   314609        0        0
CME GROUP INC                  COM              12572Q105    21855   431323 SH       SOLE                   431323        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109    38709  1219954 SH       SOLE                  1219954        0        0
DOLE FOOD CO INC NEW           COM              256603101     3637   317060 SH       SOLE                   317060        0        0
DOLE FOOD CO INC NEW           COM              256603101     5735   500000 SH  CALL SOLE                   500000        0        0
DOLLAR GEN CORP NEW            COM              256677105    26441   599710 SH       SOLE                   599710        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108    50973   943953 SH       SOLE                   943953        0        0
FAMILY DLR STORES INC          COM              307000109    28857   455087 SH       SOLE                   455087        0        0
GARMIN LTD                     SHS              H2906T109     8150   200000 SH       SOLE                   200000        0        0
GENERAL MTRS CO                COM              37045V100    41376  1435173 SH       SOLE                  1435173        0        0
INTEROIL CORP                  COM              460951106     7357   132489 SH       SOLE                   132489        0        0
NEWS CORP                      CL A             65248E104    10037   393468 SH       SOLE                   393468        0        0
NIELSEN HOLDINGS N V           COM              N63218106    29169   953544 SH       SOLE                   953544        0        0
PENTAIR LTD                    SHS              H6169Q108    10136   206217 SH       SOLE                   206217        0        0
PRECISION CASTPARTS CORP       COM              740189105    26885   141932 SH       SOLE                   141932        0        0
PRICELINE COM INC              COM NEW          741503403    20362    32821 SH       SOLE                    32821        0        0
QUALCOMM INC                   COM              747525103    31362   506982 SH       SOLE                   506982        0        0
STURM RUGER & CO INC           COM              864159108     8827   194419 SH       SOLE                   194419        0        0
TEEKAY CORPORATION             COM              Y8564W103    24062   749599 SH       SOLE                   749599        0        0
TEEKAY CORPORATION             COM              Y8564W103     3570   111200 SH  CALL SOLE                   111200        0        0
THE ADT CORPORATION            COM              00101J106    31609   679920 SH       SOLE                   679920        0        0
TYCO INTERNATIONAL LTD         SHS              H89128104    22508   769500 SH  CALL SOLE                   769500        0        0
VERINT SYS INC                 COM              92343X100    11527   392597 SH       SOLE                   392597        0        0
WELLPOINT INC                  COM              94973V107    32339   530836 SH       SOLE                   530836        0        0
WESTPORT INNOVATIONS INC       COM NEW          960908309     1741    65200 SH  PUT  SOLE                    65200        0        0
WILLIAMS COS INC DEL           COM              969457100    33155  1012689 SH       SOLE                  1012689        0        0